OTHER OPERATING EXPENSES (INCOME), NET	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
OTHER OPERATING EXPENSES (INCOME), NET
NOTE 14:-	OTHER OPERATING EXPENSES (INCOME), NET

Other operating expenses (income), net is comprised of the following:

	Six months ended
	June 30,
	2025	2024

Mergers and acquisitions related expenses	$2,568	$2,274
Loss (income) from changes in fair value of earn-out considerations and Holdback Amount	3,765	(2,916)
Income from arbitrations and legal proceedings, net	(2,966)	(748)
Others, net	597	665

	$3,964	$(725)